Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Continuing operations:
Current income tax expenses	$—	$21,008	$—
Deferred income tax expenses	—	—	—
Total income tax expenses	$—	$21,008	$—

Discontinued operations:
Current income tax expenses	$—	$—	$—
Deferred income tax expenses	—	—	—
Total income tax expenses	$—	$—	$—

Schedule of statutory tax rates

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Continuing operations:
China statutory income tax rate	25%	25%	—
Preferential tax rate reduction	(14.2)%	(19.3)%	—
200% deduction on research and development expenses	(2.4)%	(1.0)%	—
Change in valuation allowance	(13.7)%	(4.0)%	—
Permanent difference	(0.5)%	(12.6)%	—
Others	5.8%	6.1%
Effective tax rate	—	(5.8)%	—

Discontinued operations:
China statutory income tax rate	—	—	25%
Preferential tax rate reduction	—	—	(9.6)%
Change in valuation allowance	—	—	(15.3)%
Permanent difference	—	—	(0.1)%
Effective tax rate	—	—	—

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
Deferred tax assets:	2025	2024

Net operating loss carryforward	$151,311	$20,018
Lease liabilities	43,867	59,837
Allowance for doubtful account	(6,624)	—
Deferred tax assets	188,554	79,855

ROU assets	(45,785)	(61,717)
Deferred tax liabilities	(45,785)	(61,717)

Valuation allowance	(142,769)	(18,138)

Deferred tax assets (liabilities), net	$—	$—

Schedule of taxes payable

	December 31, 2025	December 31, 2024

VAT taxes payable	$305,818	$316,105
Income taxes payable	102,986	203,494
Other taxes payable	9,012	9,351
Total taxes payable	$417,816	$528,950